Property, plant and equipment	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Property, plant and equipment
4. Property, plant and equipment

	Land		Buildings		Plant and machinery *		Furniture fixtures and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2018	₹	3,637	₹	25,145	₹	87,222	₹	15,772	₹	1,139	₹	132,915
Translation adjustment		(5)		(8)		613		—		(6)		594
Additions		65		2,684		10,402		1,951		4		15,106
Disposals		—		(331)		(5,871)		(1,218)		(189)		(7,609)

As at March 31, 2019	₹	3,697	₹	27,490	₹	92,366	₹	16,505	₹	948	₹	141,006
Accumulated depreciation/ impairment:
As at April 1, 2018		—	₹	5,824	₹	65,325	₹	11,983	₹	506	₹	83,638
Translation adjustment		—		8		332		(6)		(3)		331
Depreciation and impairment **		—		1,034		12,298		1,363		304		14,999
Disposals		—		(151)		(4,767)		(747)		(125)		(5,790)

As at March 31, 2019	₹	—	₹	6,715	₹	73,188	₹	12,593	₹	682	₹	93,178
Capital work-in-progress											₹	22,773

Net carrying value including Capital work-in-progress as at March 31, 2019											₹	70,601

Gross carrying value:
As at April 1, 2019	₹	3,697	₹	27,490	₹	92,366	₹	16,505	₹	948	₹	141,006
Reclassified on adoption of IFRS 16		—		—		(3,420)		—		—		(3,420)

Adjusted balance as at April 1, 2019	₹	3,697	₹	27,490	₹	88,946	₹	16,505	₹	948	₹	137,586
Translation adjustment		9		84		1,437		129		(5)		1,654
Additions		55		9,130		13,571		3,487		11		26,254
Additions through Business combinations		—		5		417		7		—		429
Disposals		—		(199)		(3,676)		(258)		(146)		(4,279)

As at March 31, 2020	₹	3,761	₹	36,510	₹	100,695	₹	19,870	₹	808	₹	161,644
Accumulated depreciation/ impairment:
As at April 1, 2019	₹	—	₹	6,715	₹	73,188	₹	12,593	₹	682	₹	93,178
Reclassified on adoption of IFRS 16		—		—		(2,177)		—		—		(2,177)

Adjusted balance as at April 1, 2019	₹	—	₹	6,715	₹	71,011	₹	12,593	₹	682	₹	91,001
Translation adjustment		—		32		1,066		91		(2)		1,187
Depreciation and impairment **		—		1,319		8,628		1,556		175		11,678
Disposals		—		(118)		(2,649)		(99)		(128)		(2,994)

As at March 31, 2020	₹	—	₹	7,948	₹	78,056	₹	14,141	₹	727	₹	100,872
Capital work-in-progress											₹	20,348

Net carrying value including Capital work-in-progress as at March 31, 2020											₹	81,120

*	Including net carrying value of computer equipment and software amounting to ₹ 16,375 and ₹ 16,844, as at March 31, 2019 and 2020, respectively.
**
Includes impairment charge on software platform recognized on acquisitions, amounting to Nil,
₹
1,480 and Nil, for the year ended March 31, 2018, 2019 and 2020, respectively, is included in cost of revenues in the consolidated statement of income.